EDGAR

                                     January 5, 2006

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Municipal Securities Trust
            John Hancock High Yield Municipal Bond Fund
            John Hancock Tax-Free Bond Fund
         File Nos. 33-32246; 811-5968

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated January 1, 2006 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.


                                     Sincerely,

                                     /s/Marilyn Lutzer
                                     Marilyn Lutzer
                                     Manager
                                     Federal Compliance